Income Tax (Reconciliation of Income Tax Provision between US Statutory Rate and As Reported for Continuing Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax expense benefit continuing operations income tax reconciliation
Tax provision at U.S. statutory rate	$ (1,563)	$ 408	$ 374
Dividend received deduction	(110)	(132)	(119)
Prior year tax	24	(5)	(20)
Tax credits	(22)	(16)	(14)
Foreign tax rate differential	2	(5)	4
Goodwill impairment	(20)	0	12
Sale of subsidiary	(6)	0	24
Other, net	5	(3)	0
Provision for income tax expense (benefit)	$ (1,690)	$ 247	$ 261